INCOME TAXES (TAX BENEFIT), NET (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES (TAX BENEFIT), NET
Schedule of deferred income taxes

	Statements of financial		Statements of
	position		profit or loss
	December 31,		Year ended December 31,
	2025	2024	2025	2024	2023
Deferred tax assets:
Carryforward tax losses	$—	$—	$—	$(5)	$5
Employee benefits and other liabilities	—	—	—	(237)	21
Share-based compensation	648	569	79	(84)	296
Intangible assets	—	—	—	(74)	74
Deferred tax liabilities:
Intangible assets	(88)	(33)	(55)	(33)	—
Deferred tax benefit (expenses)			$24	$(433)	$396
Deferred tax assets, net	$560	$536

Schedule of taxes on income (tax benefit) included in profit or loss

	Year ended
	December 31,
	2025	2024	2023
Current taxes	$193	$201	$300
Deferred taxes, see also Note 22d above	(24)	433	(396)
Taxes in respect of previous years	(23)	(22)	11
	$146	$612	$(85)